Allowance for Credit Losses - Portfolio Credit Quality (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loan portfolio by credit quality indicator
2024	$ 3,472,021
2023	2,298,973	$ 3,364,226
2022	1,284,843	1,928,023
2021	826,553	1,328,045
2020	404,659	609,341
2019/Prior	522,777	295,840
Prior		533,486
Total loans	8,809,826	8,058,961
Current-period gross writeoffs
Total	36,608	10,184	$ 9,479
Commercial, financial and agricultural
Loan portfolio by credit quality indicator
Total loans	5,089,721	4,802,622
Commercial, financial and agricultural | Domestic | Commercial
Loan portfolio by credit quality indicator
2024	995,267
2023	405,836	811,918
2022	135,176	305,621
2021	214,824	364,498
2020	37,670	50,602
2019/Prior	63,030	21,468
Prior		74,123
Total loans	1,851,803	1,628,230
Current-period gross writeoffs
2024	5,711
2023	2,689	7,053
2022	25,686	2,187
2021	44	155
2020	14	264
2019		2
Prior	5
Prior		3
Total	34,149	9,664	9,050
Commercial, financial and agricultural | Domestic | Commercial | Pass
Loan portfolio by credit quality indicator
2024	993,045
2023	343,212	791,233
2022	135,057	272,919
2021	214,702	364,271
2020	37,670	50,602
2019/Prior	63,030	21,468
Prior		74,119
Total loans	1,786,716	1,574,612
Commercial, financial and agricultural | Domestic | Commercial | Special Mention
Loan portfolio by credit quality indicator
2023		7,613
2022		1,800
2021		164
Total loans		9,577
Commercial, financial and agricultural | Domestic | Commercial | Watch List - Pass
Loan portfolio by credit quality indicator
2023	11,113	11,865
Total loans	11,113	11,865
Commercial, financial and agricultural | Domestic | Commercial | Watch List - Substandard
Loan portfolio by credit quality indicator
2024	1,341
2023	327	1,180
2022	74	92
2021	122	28
Prior		4
Total loans	1,864	1,304
Commercial, financial and agricultural | Domestic | Commercial | Watch List - Doubtful
Loan portfolio by credit quality indicator
2024	881
2023	51,184	27
2022	45	30,810
2021		35
Total loans	52,110	30,872
Commercial real estate
Loan portfolio by credit quality indicator
Total loans	2,484,454	2,091,622
Commercial real estate | Domestic | Commercial real estate construction development
Loan portfolio by credit quality indicator
2024	1,029,750
2023	937,180	966,695
2022	330,470	687,012
2021	144,221	324,238
2020	39,908	96,400
2019/Prior	2,925	14,058
Prior		3,219
Total loans	2,484,454	2,091,622
Current-period gross writeoffs
2023	1,146
2022	1,082
Total	2,228		2
Commercial real estate | Domestic | Commercial real estate construction development | Pass
Loan portfolio by credit quality indicator
2024	1,029,399
2023	921,180	938,739
2022	322,348	674,037
2021	144,221	324,238
2020	39,908	96,400
2019/Prior	2,925	14,058
Prior		3,219
Total loans	2,459,981	2,050,691
Commercial real estate | Domestic | Commercial real estate construction development | Special Mention
Loan portfolio by credit quality indicator
2023	16,000
Total loans	16,000
Commercial real estate | Domestic | Commercial real estate construction development | Watch List - Substandard
Loan portfolio by credit quality indicator
2024	278
2023		25,230
Total loans	278	25,230
Commercial real estate | Domestic | Commercial real estate construction development | Watch List - Doubtful
Loan portfolio by credit quality indicator
2024	73
2023		2,726
2022	8,122	12,975
Total loans	8,195	15,701
Commercial real estate | Domestic | Commercial real estate: farmland & commercial
Loan portfolio by credit quality indicator
2024	903,313
2023	699,730	1,040,592
2022	545,802	631,029
2021	312,757	419,048
2020	220,867	270,009
2019/Prior	245,334	184,248
Prior		248,627
Total loans	2,927,803	2,793,553
Current-period gross writeoffs
Total			16
Commercial real estate | Domestic | Commercial real estate: farmland & commercial | Pass
Loan portfolio by credit quality indicator
2024	814,273
2023	631,806	888,878
2022	531,035	628,653
2021	312,757	415,458
2020	220,510	267,705
2019/Prior	245,334	184,164
Prior		248,626
Total loans	2,755,715	2,633,484
Commercial real estate | Domestic | Commercial real estate: farmland & commercial | Special Mention
Loan portfolio by credit quality indicator
2024	643
2023	67,567	5,205
2021		3,357
Total loans	68,210	8,562
Commercial real estate | Domestic | Commercial real estate: farmland & commercial | Watch List - Pass
Loan portfolio by credit quality indicator
2024	16,490
2023		16,654
2022		87
2021		233
Total loans	16,490	16,974
Commercial real estate | Domestic | Commercial real estate: farmland & commercial | Watch List - Substandard
Loan portfolio by credit quality indicator
2024	18,934
2023	242	129,644
2022	2,122	2,201
2020	357	2,304
2019/Prior		84
Prior		1
Total loans	21,655	134,234
Commercial real estate | Domestic | Commercial real estate: farmland & commercial | Watch List - Doubtful
Loan portfolio by credit quality indicator
2024	52,973
2023	115	211
2022	12,645	88
Total loans	65,733	299
Commercial real estate | Domestic | Commercial real estate: multifamily
Loan portfolio by credit quality indicator
2024	107,993
2023	36,602	123,523
2022	108,830	94,647
2021	18,621	42,081
2020	8,198	73,652
2019/Prior	29,871	10,743
Prior		36,193
Total loans	310,115	380,839
Commercial real estate | Domestic | Commercial real estate: multifamily | Pass
Loan portfolio by credit quality indicator
2024	90,092
2023	11,538	123,523
2022	108,830	94,551
2021	18,621	42,081
2020	8,198	73,652
2019/Prior	29,871	10,743
Prior		36,193
Total loans	267,150	380,743
Commercial real estate | Domestic | Commercial real estate: multifamily | Watch List - Doubtful
Loan portfolio by credit quality indicator
2024	17,901
2023	25,064
2022		96
2021
2020
2019/Prior
Prior
Total loans	42,965	96
Real estate - mortgage
Loan portfolio by credit quality indicator
Total loans	999,313	938,901
Real estate - mortgage | Domestic | Residential First Lien
Loan portfolio by credit quality indicator
2024	180,861
2023	107,100	180,127
2022	81,640	83,661
2021	57,777	68,409
2020	29,316	39,935
2019/Prior	73,390	27,499
Prior		78,401
Total loans	530,084	478,032
Current-period gross writeoffs
Prior	46
Prior		43
Total	46	43	160
Real estate - mortgage | Domestic | Residential First Lien | Pass
Loan portfolio by credit quality indicator
2024	180,743
2023	107,100	180,127
2022	81,618	83,568
2021	57,503	68,082
2020	29,316	39,935
2019/Prior	73,390	27,499
Prior		78,306
Total loans	529,670	477,517
Real estate - mortgage | Domestic | Residential First Lien | Watch List - Substandard
Loan portfolio by credit quality indicator
2024	95
2021	274	327
Prior		95
Total loans	369	422
Real estate - mortgage | Domestic | Residential First Lien | Watch List - Doubtful
Loan portfolio by credit quality indicator
2024	23
2022	22	93
Total loans	45	93
Real estate - mortgage | Domestic | Residential Junior Lien
Loan portfolio by credit quality indicator
2024	91,343
2023	73,740	88,628
2022	65,144	76,845
2021	70,969	96,411
2020	65,799	76,490
2019/Prior	102,234	34,870
Prior		87,625
Total loans	469,229	460,869
Current-period gross writeoffs
Prior		298
Total		298	28
Real estate - mortgage | Domestic | Residential Junior Lien | Pass
Loan portfolio by credit quality indicator
2024	91,202
2023	73,740	88,628
2022	65,144	76,845
2021	70,969	96,411
2020	65,799	76,490
2019/Prior	102,234	34,870
Prior		87,625
Total loans	469,088	460,869
Real estate - mortgage | Domestic | Residential Junior Lien | Watch List - Doubtful
Loan portfolio by credit quality indicator
2024	141
Total loans	141
Consumer
Loan portfolio by credit quality indicator
Total loans	49,777	45,121
Consumer | Domestic
Loan portfolio by credit quality indicator
2024	38,778
2023	8,137	36,639
2022	904	5,366
2021	422	1,043
2020	22	237
2019/Prior	1,514	157
Prior		1,679
Total loans	49,777	45,121
Current-period gross writeoffs
2024	43
2023	120	54
2022	22	115
2021		9
2019		1
Total	185	179	$ 223
Consumer | Domestic | Pass
Loan portfolio by credit quality indicator
2024	38,778
2023	8,137	36,639
2022	904	5,366
2021	422	1,043
2020	22	237
2019/Prior	1,514	157
Prior		1,679
Total loans	49,777	45,121
Foreign
Loan portfolio by credit quality indicator
Total loans	186,561	180,695
Foreign | Foreign
Loan portfolio by credit quality indicator
2024	124,716
2023	30,648	116,104
2022	16,877	43,842
2021	6,962	12,317
2020	2,879	2,016
2019/Prior	4,479	2,797
Prior		3,619
Total loans	186,561	180,695
Foreign | Foreign | Pass
Loan portfolio by credit quality indicator
2024	124,716
2023	30,648	116,104
2022	16,877	43,842
2021	6,962	12,317
2020	2,879	2,016
2019/Prior	4,479	2,797
Prior		3,619
Total loans	$ 186,561	$ 180,695